RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS
(a)	Related parties

Names of the major related parties	Nature of relationship
Geely Holding	Entity controlled by the Controlling Shareholder of the Company
Lotus Group International Limited (“LGIL”)	Entity controlled by the Controlling Shareholder of the Company
Lotus Cars Limited (“LCL”)	Entity controlled by the Controlling Shareholder of the Company
Geely HK	Entity controlled by the Controlling Shareholder of the Company
ECARX	Entity controlled by the Controlling Shareholder of the Company
Hubei Ecarx Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Wuhan Geely Auto Parts Co., Ltd. (“Wuhan Geely Auto Parts”)	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Co., Ltd. Wuhan Branch (“Geely Auto Wuhan Branch”)	Entity controlled by the Controlling Shareholder of the Company
Ningbo Geely R&D	Entity controlled by the Controlling Shareholder of the Company
Geely Automobile Research Institute (Ningbo) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Fenghua Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Jisu Supply Chain Management Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Chengdu Jinluda Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hangzhou Luhongyuan Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hubei Changjiang Chegu Industry Investment Fund Partnership	Entity which is under significant influence of the Company
Wuxi InfiMotion	Entity which is under significant influence of the Company
Lotus Cars USA Inc.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Geely Evun Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jizhi Culture Creative Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Volvo Personvagnar Aktiebolag	Entity controlled by the Controlling Shareholder of the Company
Shanghai Global Trading Corporation	Entity controlled by the Controlling Shareholder of the Company
Viridi E-Mobility (Ningbo) Co.,LTD	Entity controlled by the Controlling Shareholder of the Company
Ningbo Jining Automobile Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Muguang Digital Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hunan Geely Automobile Components Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Engineering Technology Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jixing Era Technology (Nanjing) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Farizon Commercial Vehicle Research and Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Sichuan Geely Automobile Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jiangsu Weikenxi Automotive Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Ningbo Jirun Auto Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Guizhou Geely Automobile Manufacturing Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
London EV Company Limited	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Commerce Service Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Geely UK Limited	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Powertrain Co., Ltd	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Parts & Components Stock Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Zeekr Automobile Research & Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Qizheng New Energy Vehicle (Jinan) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Weixing Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Vast Energy Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Jidi Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Power Assembly Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
DRB HICOM BERHAD	Entity controlled by the ultimate owner of a principal shareholder of the Company
Chongqing Ruilan Automobile Manufacturing Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Lotus GmbH	Entity which is under significant influence of the Company
Chongqing Qianli	Entity which is under significant influence of the Controlling Shareholder the Company

During the years ended December 31, 2025, 2024 and 2023, in addition to the related party transactions disclosed in Note 2(h) of long-term investments, Note 13 of Meritz Investment, Note 14 of exchangeable notes, Note 15 of convertible notes, Note 17 of redeemable convertible preferred shares and Note 19 of shareholders’ deficit to the consolidated financial statements, the Group entered into the following significant related party transactions.

(b)	Significant related party transactions

During the years ended December 31, 2025, 2024 and 2023, the Group entered into the following significant related party transactions:

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Provision of services(i)	29,045	24,358	12,573
Sales of goods(i)	5,933	18,162	3,432

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Payments on behalf of related parties ((ii).a)	11,126	24,070	4,022
Cash receipts by related parties on behalf of the Group ((ii).a)	—	—	3,695
Loans to related parties ((ii).b)	60,722	262,203	1,227
Interest income on loans due from related parties ((ii).b)	20,725	13,661	122
Purchase of products and services ((iii).a)	445,190	759,690	852,623
Purchase of products and services for R&D activities ((iii).b)	59,342	107,544	134,721
Payment of deposits ((ii).e)	—	1,113	—
Receipt from disposal of a subsidiary (v)	—	12,157	—
Purchase of equipment and software ((iii).c)	534	1,346	11,223
Proceeds from disposal of equipment and software ((ii).f)	11,033	—	—
Payment by related parties on behalf of the Group ((iii).d)	2,879	5,165	14,514
Short-term lease cost ((iii).e)	172	129	765
Deposits received from related party suppliers ((iii).f)	—	14	251
Acquisition of the distribution right ((iii).g)	—	—	22,296
Interest expenses to related parties ((iii).a & vii)	39,109	19,504	—
Borrowing from related parties (vii)	720,171	198,475	—
Repayments of borrowing from related parties (vii)	170,247	—	—
Acquisition of right-of-use assets (iv)	—	—	12,166
Payment of lease liabilities (iv)	1,844	191	269
Proceed from settlement of related party loans((ii).b)	—	140	—
Proceed from disposal of an equity investment (Note 2(h))	58,885	—	—

(c)	Significant related party balances

The outstanding balances mainly arising from the above transactions as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
	US$	US$
Accounts receivable - related parties (i)	114,126	107,816
Contract liabilities – related parties* (i)	228	150
Prepayments and other current assets – related parties (ii)	111,886	74,558
Other non-current assets – related parties ((ii). e)	569	1,113
Accounts payable – related parties ((iii).a)	458,189	410,433
Accrued expenses and other current liabilities – related parties (iii)	211,665	213,582
Other non-current liabilities – related parties ((iii).f)	856	1,471
Operating lease liabilities– related parties, current* (iv)	1,636	1,028
Operating lease liabilities– related parties, non-current (iv)	3,105	10,729
Investment securities – related parties (vi)	1,811	2,221
Equity security without readily determinable fair values using the measurement alternative – related party (Note 2(h))	35,568	—
Loan receivable from a related party ((ii). b)	351,486	269,539
Short-term borrowings - related parties(vii)	784,288	199,570

* These items are included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2025 and 2024.

Note:

(i)	The Group sold sports cars, EV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to related parties. The Group provided services to related parties amounting to US$29,045, US$24,358 and US$12,573 for the years ended December 31, 2025, 2024 and 2023, respectively. The Group sold sports cars, EV lifestyle models, auto parts and peripheral products to related parties amounting to US$5,933, US$18,162 and US$3,432 for the years end December 31, 2025, 2024 and 2023, respectively.

Accounts receivable due from related parties arising from sales of goods and provision of services, including facilitation services in relation to logistics and order processing, were US$114,126 and US$107,816 as of December 31, 2025 and 2024, respectively. Receipts in advance of US$228 and US$150 were included in contract liabilities – related parties as of December 31, 2025 and 2024, respectively.

(ii)

Prepayments and other current assets – related parties, other non-current assets – related parties and loan receivable from a related party of the Group are mainly arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash payments on behalf of related parties.

a.	The Group made payments of US$11,126, US$24,070 and US$4,022 on behalf of related parties for the years ended December 31, 2025, 2024 and 2023, respectively. Related parties collected cash receipts of nil, nil and US$3,695 on behalf of the Group for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, receivables of US$5,764 and US$21,681 was included in prepayments and other current assets – related parties, respectively.
b.	On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, pursuant to which the Company’s subsidiary provided unsecured loans with a total principal amount of US$354,000 with a term of five years and annual interest rate of 6.95%. During the years ended December 31, 2025 and 2024, the Group provided loan principal of US$60,722 and US$261,647, and recognized interest income of US$20,090 and US$13,415, respectively. As of December 31, 2025 and 2024, the receivable for the loan principal and interest of US$351,486 and US$269,539 was included in loan receivable from a related party, respectively.

The Group disposed a subsidiary in September 2024. The Group provided unsecured short-term loans to that subsidiary with an interest rate of 3% per annum. During the year ended December 31, 2025, the Group recognized interest income of US$482. During the period from the disposal date to December 31, 2024, the Group recognized interest income of US$115. As of December 31, 2025 and 2024, the receivable for the loan principal and interest of US$18,052 and US$15,677 was included in prepayments and other current assets – related parties, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Group provided unsecured short-term loans of nil, US$556 and US$1,227, respectively, to related parties with interest rates of 3.65%-4.5% per annum, and received the settlement of unsecured short-term loans of nil, US$140 and nil, respectively. The Group recognized interest income of US$153, US$131 and US$122 for the years ended December 31, 2025, 2024 and 2024, respectively. As of December 31, 2025 and 2024, the receivable for the loan principal and interest of US$4,706 and US$ 3,348 was included in prepayments and other current assets – related parties, respectively.

c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$83,296 and US$33,204 were included in prepayments and other current assets – related parties as of December 31, 2025 and 2024, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$9 and US $5 were included in prepayments and other current assets – related parties as of December 31, 2025 and 2024, respectively.
e.	During the years ended December 31, 2025, 2024 and 2023, the Group has paid nil, US$1,113 and nil as deposit for services, which was included in other non-current assets - related parties. As of December 31, 2025 and 2024, the deposit paid recorded in other non-current assets - related parties was US$569 and US$ 1,113, respectively.
f.	During the years ended December 31, 2025, 2024 and 2023, the Group disposed equipment amounting to US$11,033, nil and nil to related parties. As of December 31, 2025 and 2024, receivable from the disposal recorded in prepayments and other current assets – related parties was US$2,666 and nil.
g.	As of December 31, 2025 and 2024, contract assets related to R&D services provided to related parties of nil and US$929 was recorded as contract asset in prepayments and other current assets – related parties, respectively.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are mainly arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group.

a.	The Group purchased sports cars, EV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and EV lifestyle models and other consulting services from related parties. During the years ended December 31, 2025, 2024 and 2023, these purchases amounted to US$445,190, US$759,690 and US$852,623, among which, US$349,247, US$774,002 and US$549,893 were recognized as cost of goods sold, respectively.

As of December 31, 2025 and 2024, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and EV lifestyle models and other consulting services of US$52,917 and US$25,483 were included in accrued expenses and other current liabilities – related parties, respectively.

As of December 31, 2025 and 2024, the amounts due to related parties for purchase of sports cars, EV lifestyle models, auto parts and peripheral products of US$458,189 and US$410,433 was included in accounts payable-related parties, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Group incurred interest expense of US$15,007, US$17,455 and nil due to the delay payments of accounts payable due to related parties, bearing interest rate of 6.95%.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$59,342, US$107,544 and US$134,721 during the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the amounts due to related parties for purchase of products and services for R&D activities of US$156,442 and US$184,137 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$534, US$1,346 and US$11,223 from related parties for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the amounts due to related parties for purchase of equipment and software of US$1,603 and US$2,649 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	During the years ended December 31, 2025, 2024 and 2023, related parties paid US$2,879, US$5,165 and US$14,514 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, out of which US$397 and US$1,226 were included in accrued expenses and other current liabilities – related parties as of December 31, 2025 and 2024, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the years ended December 31, 2025, 2024 and 2023, the Group incurred short-term lease costs of US$172, US$129 and US$765, respectively. As of December 31, 2025 and 2024, payables for short-term leases of nil and US$48, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	The Group received deposits of nil, US$14 and US$251 from related parties for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, US$306 and US$39 were included in accrued expenses and other current liabilities – related parties, and US$856 and US$1,471 was included in other non-current liabilities-related parties, respectively.
g.	On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles since January 31, 2023, for a cash consideration of US$22,296 (equivalent to GBP18,055), which was settled during the year ended December 31, 2024.

The Group determined that the acquisition of distribution right did not result in a change in the reporting entity and was accounted for prospectively from the date of the transfer. The acquisition of the distribution right was accounted for as a transaction between entities under common control, with the asset recognized at the historical cost of the ultimate parent. The difference between purchase price of US$22,296 and historical cost of nil was recorded as a distribution to shareholders in additional paid-in capital.

(iv)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the years ended December 31, 2025, 2024 and 2023, the Group recognized right-of-use assets of nil, nil and US$12,166 from related parties, respectively. During the years ended December 31, 2025, 2024 and 2023, the Group paid lease liabilities of US$1,844, US$191 and US$269, respectively. As of December 31, 2025 and 2024, current portion of operating lease liabilities were US$1,636 and US$1,028, respectively, and non-current portion of operating lease liabilities were US$3,105 and US$10,729, respectively.

(v)	On September 27, 2024, the Company, through its subsidiary, disposed 80% equity interest of Lotus GmbH to Geely UK Limited, for cash consideration of US$12,157.
(vi)

On May 13, 2022, the Company purchased a one-year convertible note with the principal of US$10,000 issued by ECARX. Upon the listing of ECARX on December 21, 2022, the convertible note was automatically converted to the Class A ordinary shares of ECARX at conversion price of US$9.5 per share. As of December 31, 2025 and 2024, the fair value of such shares was US$1,811 and US$2,221, respectively.

(vii)

During the year ended December 31, 2025, the Group borrowed loans due within one year or less with principal amounts of US$720,171 from related parties ultimately controlled by the Controlling Shareholder, bearing interest rates of 3.45% - 7.91% per annum. During the year ended December 31, 2024, the Group borrowed loans due within one year or less with principal amounts of US$198,475 from subsidiaries of Geely Holding, bearing an interest rate of 6% per annum.

During the years ended December 31, 2025 and 2024, the Group repaid the loan principal of US$170,247 and nil to related parties, respectively.

As of December 31, 2025 and 2024, the outstanding loan principal and interest balance of US$784,288 and US$199,570 were included in short-term borrowings – related parties, respectively. For the outstanding loan principal and interest as of December 31, 2025, US$178,414 was secured by 45% equity interests held by Ningbo Lotus in Ningbo Robotics, US$374,501 was secured by the Group’s intellectual property with carrying amount of nil as the research and development costs were expensed historically, and US$231,328 was a stock-settled debt as the Company granted a right to an affiliate of Geely Holding to subscribe for shares of the Company at market price covering the then outstanding loan amount in the event of default, out of which US$79,664 was further secured by the Group’s intellectual property with carrying amount of nil.

All outstanding loan principal and interest as of December 31, 2024 was secured by the Group’s intellectual property with carrying amount of nil.

During the years ended December 31, 2025 and 2024, the Group incurred interest expenses of US$24,102 and US$2,049 for those loans, respectively.

(d)	Manufacturing agreement with the Geely Group

The Group entered into a manufacturing agreement with Geely Auto Wuhan Branch and Wuhan Geely Auto Parts (collectively as “OEMs”), for the manufacture of the Group’s electrical vehicles for 10 years starting from June 21, 2022. Pursuant to the manufacturing agreement, the Group commissioned OEMs for the production of electrical vehicles and agreed to authorize OEMs to access the Group’s technologies for the production of such models. The Group is mainly responsible for the design and development of the models, designation of suppliers, product announcement, and ensuring consistency with global standards of the Lotus brand. The Group also provides OEMs the necessary intellectual properties for the manufacture of electrical vehicles. OEMs are mainly responsible for the procurement and inspection of raw materials, production planning, production quality control, logistics and transportation of manufactured vehicles, and construction and operation of the manufacturing plant. Particularly, quality control is carried out in accordance with the Group’s quality assurance framework and approved by OEMs. In addition, OEMs are responsible for obtaining certificates for the manufactured vehicles.

(e)Lotus Application Entrusted Operation & Maintenance Contract with Wuhan Quanqing

The Group entered into an application entrusted operation & maintenance contract with Wuhan Quanqing, in May 2023. Pursuant to the contract, the Group will pay Wuhan Quanqing certain service fee for the entrusted daily operation and maintenance service provided by Wuhan Quanqing for the Group’s Lotus App. As of December 31, 2024 and 2025, nil service fee has been incurred.

(f)	LGIL Put Option

On January 31, 2023, the Company issued put options to each of Geely HK and Etika at nil consideration. Pursuant to the put option agreements, each of Geely HK and Etika will have an option to require the Company to purchase the equity interests held by Geely HK and Etika in Lotus Advance Technologies Sdn Bhd, the immediate parent of LGIL, during the period from April 1, 2025 to June 30, 2025, at a pre-agreed price, i.e. 1.15 multiplied by the revenue of LGIL for the year ended December 31, 2024 plus the cash and cash equivalents of LGIL as of December 31, 2024, and minus the outstanding amount of indebtedness of LGIL as of December 31, 2024 (the “exercise price”), if the total number of vehicles sold by LGIL in 2024 exceeds 5,000 (the “exercise condition”). Geely HK and Etika are entitled to exercise the put option on an individual standalone basis. The exercise price will be settled with the Company’s newly issued ordinary shares.

As of December 31, 2024, the exercise condition was satisfied. On April 14 and June 30, 2025, Geely HK and Etika exercised their put options separately. In accordance with LGIL’s financial results for the year ended December 31, 2024, the exercise price of both Geely HK and Etika was calculated at nil, resulting in no shares to be issued by the Company to complete the acquisition. The acquisition is expected to be completed in 2026, subject to potential regulatory approvals. Upon completion, the Company will gain control over Lotus Advance Technologies Sdn Bhd and consolidate its financial results.

The put options were accounted for as liabilities in the scope of ASC Topic 480, Distinguishing Liabilities from Equity, which are measured at fair value with changes recognized in profit or loss. At initial recognition, the Company recognized the issuance of put options at its fair value of US$9,376 as dividends to the shareholders with a corresponding decrease in additional paid-in capital. The changes in fair value of the put option liabilities in the amount of US$11,884 and US$2,508 for the years ended December 31, 2024 and 2023 was recognized in the consolidated statements of comprehensive loss, respectively. The balance of LGIL put options was nil as of December 31, 2025 and 2024, respectively.

The fair values of the LGIL put option liabilities were estimated using the scenario-weighted average method with binominal model, with the following assumptions: i) risk-free interest rate of 3.98%, ii) expected volatility of 30.87%, iii) expected dividend rate of 0.00%, iii) remaining term of 0.5 years, iv) probability of exercise condition of 85.00%, and v) fair value of underlying ordinary share of LGIL of US$0.02.